Schedule of Investments (unaudited)
December 31, 2023
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Corporate Bonds
Aerospace & Defense — 3.7%
Boeing Co. (The)
2.85%, 10/30/24	USD	980	$ 958,191
2.70%, 02/01/27		200	188,577
2.95%, 02/01/30		200	180,185
3.25%, 02/01/35		194	163,613
3.38%, 06/15/46		140	102,855
3.85%, 11/01/48		135	104,834
3.75%, 02/01/50		374	290,228
5.81%, 05/01/50		2,596	2,688,291
3.83%, 03/01/59		171	126,721
5.93%, 05/01/60		345	357,244
General Dynamics Corp., 4.25%, 04/01/40		22	20,529
L3Harris Technologies, Inc.
4.40%, 06/15/28		473	467,520
4.40%, 06/15/28		1,718	1,698,096
2.90%, 12/15/29		441	398,509
5.40%, 07/31/33		320	332,718
5.60%, 07/31/53		123	130,899
Lockheed Martin Corp.
4.50%, 05/15/36		102	100,915
3.80%, 03/01/45		109	93,709
5.70%, 11/15/54		115	129,375
5.20%, 02/15/55		339	355,725
Northrop Grumman Corp.
7.88%, 03/01/26		1,000	1,057,689
4.03%, 10/15/47		221	189,202
5.25%, 05/01/50		43	44,260
4.95%, 03/15/53		65	64,379
RTX Corp.
3.20%, 03/15/24		1,894	1,884,659
4.13%, 11/16/28		820	801,119
6.10%, 03/15/34		510	553,475
4.50%, 06/01/42		202	183,439
4.15%, 05/15/45		414	353,701
4.35%, 04/15/47		252	219,128
3.13%, 07/01/50		95	66,902
2.82%, 09/01/51		324	214,192
3.03%, 03/15/52		135	93,155
5.38%, 02/27/53		648	658,119
6.40%, 03/15/54		285	329,939
			15,602,092
Air Freight & Logistics — 0.1%
FedEx Corp.
4.55%, 04/01/46		161	144,137
5.25%, 05/15/50		85	84,599
			228,736
Automobile Components — 0.2%
Aptiv PLC, 3.10%, 12/01/51		283	184,400
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32		231	204,065
4.15%, 05/01/52		332	262,740
			651,205
Automobiles — 2.5%
Daimler Truck Finance North America LLC
5.60%, 08/08/25(a)		410	412,675
5.15%, 01/16/26(a)		306	306,838
2.00%, 12/14/26(a)		234	215,257
Ford Motor Co.
6.10%, 08/19/32		2,679	2,700,515
5.29%, 12/08/46		82	72,255
Security		Par (000)	Value
Automobiles (continued)
General Motors Co.
5.00%, 04/01/35	USD	250	$ 238,541
6.60%, 04/01/36		187	200,138
6.25%, 10/02/43		168	171,381
5.40%, 04/01/48		62	56,646
5.95%, 04/01/49		103	100,779
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(a)		3,090	2,778,261
7.05%, 09/15/28(a)		1,255	1,324,061
Nissan Motor Co. Ltd.
3.52%, 09/17/25(a)		531	511,163
4.35%, 09/17/27(a)		200	191,316
4.81%, 09/17/30(a)		213	199,135
Volkswagen Group of America Finance LLC
3.35%, 05/13/25(a)		350	340,766
1.25%, 11/24/25(a)		655	608,166
			10,427,893
Banks — 13.4%
AIB Group PLC, 4.26%, 04/10/25(a)		1,650	1,641,211
Bank of America Corp.
3.37%, 01/23/26		930	908,268
1.32%, 06/19/26		1,836	1,727,917
3.97%, 03/05/29		212	202,484
3.97%, 02/07/30		1,159	1,096,989
2.69%, 04/22/32		2,375	2,005,523
2.97%, 02/04/33		2,187	1,860,744
5.29%, 04/25/34		450	451,036
4.08%, 04/23/40		185	161,667
2.68%, 06/19/41		565	403,907
2.83%, 10/24/51		35	23,646
Series L, 4.75%, 04/21/45		140	127,787
Series N, 1.66%, 03/11/27		654	605,022
Bank of Ireland Group PLC, 6.25%, 09/16/26(a)		630	636,647
Barclays PLC
3.93%, 05/07/25		1,760	1,747,780
5.20%, 05/12/26		800	794,814
5.83%, 05/09/27		837	844,485
6.49%, 09/13/29		1,620	1,686,695
5.09%, 06/20/30		1,366	1,322,524
5.75%, 08/09/33		325	328,806
Citigroup, Inc.
3.89%, 01/10/28		632	611,136
2.57%, 06/03/31		1,916	1,636,680
6.17%, 05/25/34		1,416	1,465,242
Discover Bank
2.45%, 09/12/24		1,005	981,161
5.97%, 08/09/28		300	288,957
Fifth Third Bancorp
6.36%, 10/27/28		1,064	1,103,998
6.34%, 07/27/29		763	794,419
4.34%, 04/25/33		153	142,258
HSBC Holdings PLC
5.89%, 08/14/27		499	505,908
7.39%, 11/03/28		755	809,011
2.87%, 11/22/32		200	166,157
8.11%, 11/03/33		1,015	1,172,926
Huntington Bancshares, Inc.
6.21%, 08/21/29		109	112,393
5.02%, 05/17/33		100	97,170
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)		416	411,678
JPMorgan Chase & Co.
2.95%, 02/24/28		313	294,483

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
JPMorgan Chase & Co.
4.01%, 04/23/29	USD	50	$ 48,107
2.07%, 06/01/29		442	391,900
5.30%, 07/24/29		1,798	1,824,450
3.88%, 07/24/38		296	262,016
3.11%, 04/22/41		330	254,061
2.53%, 11/19/41		910	643,409
3.16%, 04/22/42		450	347,553
4.95%, 06/01/45		165	157,740
JPMorgan Chase Bank N.A., 5.11%, 12/08/26		1,194	1,204,714
Lloyds Banking Group PLC
4.58%, 12/10/25		1,075	1,052,043
5.99%, 08/07/27		214	217,755
Mitsubishi UFJ Financial Group, Inc.
0.95%, 07/19/25		200	194,877
2.05%, 07/17/30		850	715,055
PNC Financial Services Group, Inc. (The), 6.88%, 10/20/34		854	948,058
Sumitomo Mitsui Financial Group, Inc.
0.95%, 01/12/26		400	368,229
5.46%, 01/13/26		1,040	1,050,192
2.17%, 01/14/27		802	741,395
Toronto-Dominion Bank (The), 5.52%, 07/17/28		503	517,859
Truist Financial Corp.
4.87%, 01/26/29		147	144,820
7.16%, 10/30/29		2,551	2,755,163
5.87%, 06/08/34		136	138,733
U.S. Bancorp
4.65%, 02/01/29		180	177,165
5.78%, 06/12/29		1,047	1,075,640
2.68%, 01/27/33		160	133,411
5.84%, 06/12/34		845	871,638
Wells Fargo & Co.
3.91%, 04/25/26		1,235	1,210,493
3.58%, 05/22/28		1,260	1,200,233
5.57%, 07/25/29		1,340	1,368,231
6.30%, 10/23/29		779	821,005
2.88%, 10/30/30		160	142,234
4.90%, 07/25/33		1,360	1,324,877
5.39%, 04/24/34		1,254	1,259,447
6.49%, 10/23/34		459	499,340
5.61%, 01/15/44		525	522,602
4.40%, 06/14/46		192	161,265
5.01%, 04/04/51		630	599,248
Wells Fargo Bank N.A., 5.25%, 12/11/26		834	844,194
Westpac Banking Corp.
4.11%, 07/24/34		46	42,055
2.67%, 11/15/35		284	231,004
3.13%, 11/18/41		141	98,609
			55,732,349
Beverages — 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36		52	51,830
4.90%, 02/01/46		505	495,022
Anheuser-Busch InBev Finance, Inc., 4.90%, 02/01/46		310	303,875
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28		530	523,485
4.75%, 01/23/29		501	508,786
4.95%, 01/15/42		95	95,027
4.60%, 04/15/48		20	18,929
Security		Par (000)	Value
Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/48	USD	556	$ 511,818
5.55%, 01/23/49		642	689,900
5.80%, 01/23/59		253	283,442
Keurig Dr Pepper, Inc., 4.50%, 04/15/52		207	189,268
			3,671,382
Biotechnology — 2.2%
AbbVie, Inc.
3.60%, 05/14/25		1,706	1,675,107
2.95%, 11/21/26		233	223,423
4.63%, 10/01/42		216	204,329
4.40%, 11/06/42		693	642,527
4.75%, 03/15/45		276	265,461
4.45%, 05/14/46		680	624,326
4.88%, 11/14/48		279	271,984
4.25%, 11/21/49		52	46,340
Amgen, Inc.
5.25%, 03/02/33		849	870,422
3.00%, 01/15/52		106	74,018
4.20%, 02/22/52		460	389,313
4.88%, 03/01/53		921	860,606
5.65%, 03/02/53		85	89,427
2.77%, 09/01/53		1,249	801,407
5.75%, 03/02/63		34	35,671
Gilead Sciences, Inc.
4.50%, 02/01/45		126	116,534
4.75%, 03/01/46		171	162,942
4.15%, 03/01/47		544	473,364
2.80%, 10/01/50		856	590,794
5.55%, 10/15/53		555	601,349
			9,019,344
Broadline Retail — 0.6%
Alibaba Group Holding Ltd.
4.20%, 12/06/47		200	162,808
3.15%, 02/09/51		500	329,815
Amazon.com, Inc.
3.15%, 08/22/27		1,370	1,314,878
3.10%, 05/12/51		197	146,428
2.70%, 06/03/60		362	239,353
3.25%, 05/12/61		366	268,505
			2,461,787
Building Products — 0.1%
Carrier Global Corp.
5.90%, 03/15/34(a)		240	259,583
6.20%, 03/15/54(a)		90	104,037
			363,620
Capital Markets — 6.1%
Ares Capital Corp.
2.88%, 06/15/28		182	161,240
3.20%, 11/15/31		164	137,156
Charles Schwab Corp. (The)
5.88%, 08/24/26		780	800,003
6.20%, 11/17/29		199	208,681
6.14%, 08/24/34		469	494,361
Credit Suisse AG
4.75%, 08/09/24		380	377,646
3.63%, 09/09/24		1,165	1,148,479
7.95%, 01/09/25		795	812,507
3.70%, 02/21/25		800	783,543
2.95%, 04/09/25		757	733,622

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Deutsche Bank AG
1.45%, 04/01/25	USD	190	$ 187,708
6.72%, 01/18/29		985	1,031,499
6.82%, 11/20/29		995	1,047,580
7.08%, 02/10/34		720	740,409
Goldman Sachs Group, Inc. (The)
2.60%, 02/07/30		500	439,371
1.99%, 01/27/32		717	579,328
2.62%, 04/22/32		830	696,709
2.38%, 07/21/32		268	220,196
2.65%, 10/21/32		725	604,151
6.45%, 05/01/36		21	22,668
Series VAR, 1.09%, 12/09/26		37	34,076
Intercontinental Exchange, Inc.
1.85%, 09/15/32		113	90,371
4.60%, 03/15/33		345	343,007
4.25%, 09/21/48		151	135,357
Morgan Stanley
3.62%, 04/17/25		855	849,832
2.19%, 04/28/26		70	67,246
4.68%, 07/17/26		1,520	1,505,413
1.59%, 05/04/27		1,390	1,280,728
1.51%, 07/20/27		735	671,353
3.77%, 01/24/29		1,011	964,173
5.16%, 04/20/29		714	718,081
5.45%, 07/20/29		425	433,054
2.70%, 01/22/31		470	410,863
2.24%, 07/21/32		50	40,812
2.94%, 01/21/33		230	195,651
6.63%, 11/01/34		985	1,090,448
3.22%, 04/22/42		815	626,878
4.30%, 01/27/45		260	234,448
Northern Trust Corp., 3.95%, 10/30/25		69	67,798
UBS Group AG
3.09%, 05/14/32(a)		735	625,975
9.02%, 11/15/33(a)		2,000	2,458,471
6.30%, 09/22/34(a)		1,275	1,349,745
			25,420,637
Chemicals — 0.9%
Dow Chemical Co. (The), 6.90%, 05/15/53		77	92,531
DuPont de Nemours, Inc., 5.32%, 11/15/38		297	304,625
Eastman Chemical Co.
5.75%, 03/08/33		921	951,593
4.80%, 09/01/42		36	32,615
4.65%, 10/15/44		177	155,336
Ecolab, Inc., 2.70%, 12/15/51		427	288,975
International Flavors & Fragrances, Inc.
3.27%, 11/15/40(a)		101	72,271
5.00%, 09/26/48		25	21,219
3.47%, 12/01/50(a)		62	42,314
LYB International Finance III LLC
4.20%, 10/15/49		49	38,723
4.20%, 05/01/50		52	41,400
3.63%, 04/01/51		115	83,676
LyondellBasell Industries NV, 4.63%, 02/26/55		23	19,933
Nutrien Ltd.
5.90%, 11/07/24		246	246,666
4.90%, 03/27/28		555	559,997
5.80%, 03/27/53		113	120,799
Sherwin-Williams Co. (The)
3.45%, 08/01/25		135	131,300
4.25%, 08/08/25		169	167,264
Security		Par (000)	Value
Chemicals (continued)
Sherwin-Williams Co. (The)
2.95%, 08/15/29	USD	133	$ 122,350
2.30%, 05/15/30		203	176,043
4.50%, 06/01/47		146	133,537
Westlake Corp., 3.13%, 08/15/51		10	6,610
			3,809,777
Commercial Services & Supplies — 0.4%
GATX Corp., 4.35%, 02/15/24		510	508,355
Republic Services, Inc.
4.88%, 04/01/29		61	62,138
2.30%, 03/01/30		131	115,180
1.45%, 02/15/31		133	107,890
5.00%, 12/15/33		810	827,026
			1,620,589
Communications Equipment — 0.0%
Motorola Solutions, Inc., 2.75%, 05/24/31		233	199,145
Consumer Finance — 3.4%
Ally Financial, Inc.
5.75%, 11/20/25		1,023	1,016,627
6.85%, 01/03/30		760	780,819
Capital One Financial Corp.
3.75%, 07/28/26		122	116,834
5.47%, 02/01/29		191	190,435
7.62%, 10/30/31		230	252,744
2.36%, 07/29/32		673	509,871
2.62%, 11/02/32		453	362,389
5.82%, 02/01/34		940	935,418
6.38%, 06/08/34		520	535,183
Ford Motor Credit Co. LLC
5.11%, 05/03/29		465	452,177
7.12%, 11/07/33		270	290,908
General Motors Financial Co., Inc.
5.10%, 01/17/24		81	80,970
1.20%, 10/15/24		1,000	965,028
2.90%, 02/26/25		542	525,859
4.35%, 04/09/25		284	279,687
5.80%, 06/23/28		596	612,427
Hyundai Capital America
1.00%, 09/17/24(a)		3,846	3,722,697
5.80%, 06/26/25(a)		965	970,138
1.80%, 10/15/25(a)		114	107,118
6.10%, 09/21/28(a)		79	82,092
Toyota Motor Credit Corp.
4.55%, 09/20/27		613	617,749
2.15%, 02/13/30		469	414,257
4.55%, 05/17/30		129	129,838
			13,951,265
Consumer Staples Distribution & Retail — 0.6%
7-Eleven, Inc.
0.80%, 02/10/24(a)		525	522,021
0.95%, 02/10/26(a)		755	697,792
CVS Health Corp.
5.00%, 02/20/26		659	662,113
5.13%, 07/20/45		296	280,041
5.05%, 03/25/48		24	22,447
4.25%, 04/01/50		215	179,567
5.63%, 02/21/53		22	22,299
5.88%, 06/01/53		21	22,088
6.00%, 06/01/63		32	33,929
			2,442,297

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Containers & Packaging — 0.7%
Berry Global, Inc., 1.57%, 01/15/26	USD	1,938	$ 1,800,393
WRKCo, Inc., 3.90%, 06/01/28		1,299	1,239,652
			3,040,045
Diversified Consumer Services — 0.4%
Johns Hopkins University, Series A, 4.71%, 07/01/32		1,050	1,072,409
Northwestern University, 4.64%, 12/01/44		255	245,864
University of Miami, Series 2022, 4.06%, 04/01/52		170	145,214
University of Southern California, Series 2017, 3.84%, 10/01/47		205	175,486
			1,638,973
Diversified REITs — 1.2%
American Tower Corp.
3.95%, 03/15/29		215	205,149
3.80%, 08/15/29		450	427,203
2.90%, 01/15/30		281	250,063
2.10%, 06/15/30		55	46,135
2.30%, 09/15/31		196	162,058
Equinix, Inc.
2.90%, 11/18/26		207	196,580
3.20%, 11/18/29		123	112,967
2.50%, 05/15/31		411	348,867
3.00%, 07/15/50		274	185,944
2.95%, 09/15/51		400	267,202
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/29		136	135,214
4.00%, 01/15/30		176	160,596
6.75%, 12/01/33		129	139,169
VICI Properties LP
5.13%, 05/15/32		1,385	1,350,103
5.63%, 05/15/52		220	210,938
VICI Properties LP/VICI Note Co., Inc., 4.13%, 08/15/30(a)		760	692,303
			4,890,491
Diversified Telecommunication Services — 2.3%
AT&T Inc.
4.35%, 03/01/29		21	20,725
4.50%, 05/15/35		2,380	2,254,383
4.90%, 08/15/37		250	241,457
3.50%, 06/01/41		387	307,309
4.50%, 03/09/48		17	14,829
3.65%, 06/01/51		240	180,736
3.50%, 09/15/53		21	15,240
3.55%, 09/15/55		21	15,098
3.80%, 12/01/57		20	14,867
3.65%, 09/15/59		23	16,484
3.85%, 06/01/60		22	16,405
Sprint Capital Corp., 6.88%, 11/15/28		1,580	1,711,979
Telefonica Emisiones SAU
4.10%, 03/08/27		209	204,704
4.90%, 03/06/48		360	317,302
Verizon Communications, Inc.
3.88%, 02/08/29		250	242,370
1.50%, 09/18/30		810	667,323
2.55%, 03/21/31		110	94,847
2.36%, 03/15/32		2,227	1,852,355
5.05%, 05/09/33		122	124,455
5.85%, 09/15/35		690	739,727
4.81%, 03/15/39		43	41,573
2.65%, 11/20/40		340	244,977
3.40%, 03/22/41		136	108,262
2.85%, 09/03/41		350	258,567
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
4.86%, 08/21/46	USD	14	$ 13,357
2.88%, 11/20/50		20	13,598
3.55%, 03/22/51		18	13,869
2.99%, 10/30/56		21	13,941
3.70%, 03/22/61		29	22,155
			9,782,894
Electric Utilities — 8.5%
AES Corp. (The)
1.38%, 01/15/26		1,007	931,756
3.95%, 07/15/30(a)		158	145,881
2.45%, 01/15/31		659	553,586
Alabama Power Co., 3.94%, 09/01/32		551	525,356
Baltimore Gas & Electric Co.
3.20%, 09/15/49		210	152,724
2.90%, 06/15/50		20	13,583
Berkshire Hathaway Energy Co., 4.60%, 05/01/53		170	151,330
Colbun SA, 3.15%, 01/19/32(a)		615	526,402
Duke Energy Carolinas LLC
3.95%, 11/15/28		379	373,043
3.95%, 03/15/48		96	78,980
3.20%, 08/15/49		976	708,187
Duke Energy Corp.
5.00%, 12/08/25		280	280,515
2.65%, 09/01/26		199	188,830
2.45%, 06/01/30		24	20,923
Duke Energy Florida LLC, 2.50%, 12/01/29		1,094	975,392
Duke Energy Progress LLC
3.45%, 03/15/29		583	556,019
6.30%, 04/01/38		48	52,937
4.10%, 03/15/43		185	157,725
3.70%, 10/15/46		25	19,440
3.60%, 09/15/47		345	264,596
5.35%, 03/15/53		255	258,311
Edison International
5.75%, 06/15/27		274	279,782
4.13%, 03/15/28		119	114,912
5.25%, 11/15/28		657	661,039
6.95%, 11/15/29		397	430,833
Emera U.S. Finance LP, 0.83%, 06/15/24		420	409,387
Enel Finance International NV, 1.38%, 07/12/26(a)		1,145	1,042,924
Eversource Energy
2.90%, 03/01/27		54	51,121
4.60%, 07/01/27		188	186,471
5.45%, 03/01/28		287	294,983
Exelon Corp.
4.05%, 04/15/30		63	60,100
4.70%, 04/15/50		135	121,457
FirstEnergy Corp., Series B, 4.15%, 07/15/27		150	144,271
FirstEnergy Transmission LLC
4.35%, 01/15/25(a)		965	949,413
4.55%, 04/01/49(a)		55	47,530
Florida Power & Light Co.
5.95%, 02/01/38		427	467,152
3.15%, 10/01/49		140	102,706
2.88%, 12/04/51		167	115,679
Georgia Power Co.
4.70%, 05/15/32		964	960,020
4.95%, 05/17/33		272	274,194
Interstate Power & Light Co.
3.25%, 12/01/24		350	342,865
3.40%, 08/15/25		134	130,419

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
MidAmerican Energy Co.
3.65%, 04/15/29	USD	674	$ 643,946
4.25%, 07/15/49		21	18,274
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25		303	305,699
5.75%, 09/01/25		647	653,121
4.90%, 02/28/28		415	418,916
2.25%, 06/01/30		287	245,508
Northern States Power Co.
2.60%, 06/01/51		298	194,916
4.50%, 06/01/52		325	298,726
NRG Energy, Inc., 2.45%, 12/02/27(a)		558	503,084
Ohio Power Co.
4.00%, 06/01/49		469	381,130
Series D, 6.60%, 03/01/33		612	670,782
Series R, 2.90%, 10/01/51		141	95,486
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28		315	303,647
3.75%, 04/01/45		334	276,840
3.80%, 06/01/49		98	80,135
2.70%, 11/15/51		324	213,803
Pacific Gas & Electric Co.
3.45%, 07/01/25		975	943,597
3.30%, 12/01/27		565	527,325
4.20%, 03/01/29		125	118,133
2.50%, 02/01/31		315	259,840
6.95%, 03/15/34		130	142,793
4.45%, 04/15/42		45	36,262
4.60%, 06/15/43		28	23,025
4.75%, 02/15/44		10	8,344
4.00%, 12/01/46		136	99,538
4.95%, 07/01/50		716	611,600
3.50%, 08/01/50		570	393,514
5.25%, 03/01/52		470	417,604
6.75%, 01/15/53		30	32,632
6.70%, 04/01/53		311	337,434
PacifiCorp
2.90%, 06/15/52		330	212,183
5.35%, 12/01/53		135	129,744
PECO Energy Co.
3.70%, 09/15/47		114	91,610
4.38%, 08/15/52		244	219,446
Public Service Co. of Colorado, Series 36, 2.70%, 01/15/51		341	213,868
Public Service Electric & Gas Co.
4.90%, 12/15/32		895	907,975
4.65%, 03/15/33		294	294,030
3.20%, 08/01/49		200	147,695
2.05%, 08/01/50		79	45,749
3.00%, 03/01/51		311	222,632
San Diego Gas & Electric Co.
4.95%, 08/15/28		895	913,344
3.70%, 03/15/52		285	220,731
5.35%, 04/01/53		149	150,742
Series TTT, 4.10%, 06/15/49		177	145,633
Series WWW, 2.95%, 08/15/51		36	25,337
Southern California Edison Co.
1.10%, 04/01/24		1,135	1,122,473
4.00%, 04/01/47		413	336,658
3.45%, 02/01/52		152	110,872
5.70%, 03/01/53		345	363,124
Series 20A, 2.95%, 02/01/51		210	142,501
Security		Par (000)	Value
Electric Utilities (continued)
Southern California Edison Co.
Series B, 4.88%, 03/01/49	USD	69	$ 63,220
Series E, 3.70%, 08/01/25		355	347,729
Series E, 5.45%, 06/01/52		471	468,446
Series H, 3.65%, 06/01/51		230	173,254
Southern Co. (The), 5.20%, 06/15/33		988	1,007,818
Tampa Electric Co.
4.30%, 06/15/48		240	201,159
4.45%, 06/15/49		39	33,516
3.45%, 03/15/51		170	123,208
Vistra Operations Co. LLC
3.55%, 07/15/24(a)		1,679	1,655,380
5.13%, 05/13/25(a)		1,793	1,775,563
Wisconsin Electric Power Co., 2.05%, 12/15/24		291	282,613
			35,526,681
Electrical Equipment — 0.1%
Otis Worldwide Corp., 5.25%, 08/16/28		339	348,414
Energy Equipment & Services — 0.2%
Halliburton Co.
3.80%, 11/15/25		109	106,813
2.92%, 03/01/30		371	333,630
5.00%, 11/15/45		326	316,382
			756,825
Financial Services — 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.10%, 01/15/27		1,065	1,087,725
5.75%, 06/06/28		1,195	1,223,011
3.00%, 10/29/28		150	136,948
3.30%, 01/30/32		223	194,084
Aviation Capital Group LLC
1.95%, 01/30/26(a)		344	318,833
1.95%, 09/20/26(a)		1,214	1,101,536
6.75%, 10/25/28(a)		1,789	1,867,592
Fidelity National Information Services, Inc.
1.15%, 03/01/26		729	673,564
4.70%, 07/15/27		407	406,971
5.63%, 07/15/52		121	122,810
Glencore Funding LLC
5.70%, 05/08/33(a)		801	831,053
6.50%, 10/06/33(a)		813	886,348
3.38%, 09/23/51(a)		59	41,552
Nasdaq, Inc., 5.55%, 02/15/34		407	422,812
			9,314,839
Food Products — 0.5%
General Mills, Inc., 3.00%, 02/01/51		152	105,630
J M Smucker Co. (The)
6.20%, 11/15/33		508	554,069
6.50%, 11/15/53		125	144,155
Kraft Heinz Foods Co.
3.00%, 06/01/26		248	238,248
4.38%, 06/01/46		35	30,548
4.88%, 10/01/49		870	824,338
5.50%, 06/01/50		30	30,921
			1,927,909
Ground Transportation — 2.0%
Burlington Northern Santa Fe LLC
5.75%, 05/01/40		350	380,956
4.40%, 03/15/42		235	216,941
4.90%, 04/01/44		385	379,786

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ground Transportation (continued)
Burlington Northern Santa Fe LLC
3.55%, 02/15/50	USD	177	$ 142,546
2.88%, 06/15/52		235	164,185
Canadian National Railway Co.
3.85%, 08/05/32		436	414,810
6.13%, 11/01/53		175	209,007
Canadian Pacific Railway Co., 2.05%, 03/05/30		45	38,512
CSX Corp.
4.25%, 03/15/29		150	149,845
4.75%, 11/15/48		71	67,531
2.50%, 05/15/51		254	163,727
Norfolk Southern Corp.
3.80%, 08/01/28		378	368,032
5.05%, 08/01/30		295	302,026
4.45%, 06/15/45		40	35,800
3.94%, 11/01/47		170	141,807
4.15%, 02/28/48		5	4,292
3.40%, 11/01/49		100	75,654
3.05%, 05/15/50		463	329,314
3.70%, 03/15/53		355	281,390
5.35%, 08/01/54		267	277,477
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.45%, 07/01/24(a)		60	59,270
4.00%, 07/15/25(a)		2,045	2,000,023
6.05%, 08/01/28(a)		540	559,703
Ryder System, Inc., 5.25%, 06/01/28		607	614,892
Union Pacific Corp.
4.05%, 03/01/46		105	89,715
4.50%, 09/10/48		182	165,592
3.50%, 02/14/53		113	89,491
3.95%, 08/15/59		104	84,890
3.84%, 03/20/60		422	344,244
			8,151,458
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories
3.75%, 11/30/26		135	133,008
4.75%, 11/30/36		71	72,723
5.30%, 05/27/40		167	178,811
4.75%, 04/15/43		170	172,792
Baxter International, Inc., 2.54%, 02/01/32		695	582,697
Becton Dickinson & Co.
3.73%, 12/15/24		48	47,245
3.70%, 06/06/27		796	771,361
4.69%, 02/13/28		103	103,438
GE HealthCare Technologies, Inc., 5.55%, 11/15/24		775	775,386
Medtronic Global Holdings SCA
4.25%, 03/30/28		440	438,082
4.50%, 03/30/33		183	183,059
Medtronic, Inc., 4.38%, 03/15/35		407	397,191
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31		194	163,456
4.95%, 11/21/32		426	439,610
5.09%, 08/10/33		414	431,507
			4,890,366
Health Care Providers & Services — 2.5%
Aetna, Inc.
3.50%, 11/15/24		656	644,999
3.88%, 08/15/47		313	244,717
Banner Health, 2.91%, 01/01/42		183	135,259
Centene Corp.
4.63%, 12/15/29		1,307	1,253,057
3.38%, 02/15/30		244	218,924
Security		Par (000)	Value
Health Care Providers & Services (continued)
Centene Corp.
2.50%, 03/01/31	USD	297	$ 247,449
2.63%, 08/01/31		179	148,520
CommonSpirit Health
3.35%, 10/01/29		450	410,875
2.78%, 10/01/30		139	120,522
3.91%, 10/01/50		340	267,637
Elevance Health, Inc.
2.38%, 01/15/25		35	33,990
5.50%, 10/15/32		428	447,551
4.65%, 01/15/43		47	43,539
5.10%, 01/15/44		298	291,705
4.65%, 08/15/44		222	205,311
3.13%, 05/15/50		28	20,176
HCA, Inc.
3.63%, 03/15/32		625	558,859
5.50%, 06/01/33		244	247,831
4.38%, 03/15/42		6	5,069
5.50%, 06/15/47		37	35,621
5.25%, 06/15/49		467	434,107
3.50%, 07/15/51		346	243,643
4.63%, 03/15/52		557	473,678
5.90%, 06/01/53		30	30,752
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52		251	205,962
Memorial Health Services, 3.45%, 11/01/49		265	200,828
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52		140	110,234
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52		105	98,322
RWJ Barnabas Health, Inc., 3.48%, 07/01/49		310	241,382
Sutter Health
Series 20A, 2.29%, 08/15/30		388	332,559
Series 20A, 3.36%, 08/15/50		177	130,950
UnitedHealth Group, Inc.
3.50%, 08/15/39		433	367,945
2.75%, 05/15/40		215	162,785
5.70%, 10/15/40		382	409,963
4.63%, 11/15/41		370	353,756
4.25%, 06/15/48		40	35,736
3.70%, 08/15/49		150	122,030
3.25%, 05/15/51		48	36,351
4.75%, 05/15/52		60	57,681
5.88%, 02/15/53		385	436,045
3.88%, 08/15/59		41	33,378
6.05%, 02/15/63		200	230,627
			10,330,325
Health Care REITs — 0.6%
Healthpeak OP LLC
3.00%, 01/15/30		202	179,630
5.25%, 12/15/32		312	315,398
Ventas Realty LP, 3.00%, 01/15/30		355	313,371
Welltower OP LLC
4.13%, 03/15/29		171	165,076
3.10%, 01/15/30		457	412,136
3.85%, 06/15/32		1,102	1,018,956
			2,404,567
Industrial Conglomerates — 0.1%
Siemens Financieringsmaatschappij NV, 2.88%, 03/11/41(a)		795	622,203

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Industrial REITs — 0.4%
Prologis LP
3.88%, 09/15/28	USD	109	$ 105,227
2.88%, 11/15/29		155	140,706
2.25%, 04/15/30		134	117,139
4.75%, 06/15/33		37	37,501
5.13%, 01/15/34		1,249	1,289,045
			1,689,618
Insurance — 0.6%
Allstate Corp. (The), Series B, (3-mo. CME Term SOFR + 3.20%), 8.58%, 08/15/53(b)		788	782,928
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31		148	120,897
2.60%, 12/02/31		216	183,156
5.00%, 09/12/32		32	31,954
5.35%, 02/28/33		845	866,594
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26		200	196,234
2.25%, 11/15/30		265	228,101
Progressive Corp. (The)
3.00%, 03/15/32		77	68,690
3.70%, 03/15/52		74	59,695
			2,538,249
Interactive Media & Services — 0.2%
Meta Platforms, Inc., 4.95%, 05/15/33		502	518,124
Netflix, Inc.
5.38%, 11/15/29(a)		27	27,894
4.88%, 06/15/30(a)		206	208,586
			754,604
IT Services — 0.6%
Fiserv, Inc.
2.75%, 07/01/24		170	167,456
3.85%, 06/01/25		417	409,102
4.40%, 07/01/49		209	184,215
Global Payments, Inc.
1.20%, 03/01/26		1,410	1,295,374
4.15%, 08/15/49		84	66,433
5.95%, 08/15/52		55	56,043
Mastercard, Inc., 3.35%, 03/26/30		32	30,518
S&P Global, Inc.
5.25%, 09/15/33(a)		282	295,033
3.25%, 12/01/49		108	80,790
			2,584,964
Media — 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35		370	375,585
6.48%, 10/23/45		34	33,409
5.38%, 05/01/47		512	435,109
5.75%, 04/01/48		140	124,247
5.13%, 07/01/49		633	514,090
4.80%, 03/01/50		656	507,791
3.70%, 04/01/51		449	292,043
3.90%, 06/01/52		540	363,085
5.25%, 04/01/53		321	268,852
3.85%, 04/01/61		63	39,269
Comcast Corp.
3.25%, 11/01/39		161	130,410
3.75%, 04/01/40		582	500,627
4.60%, 08/15/45		231	216,401
3.40%, 07/15/46		490	379,555
4.00%, 03/01/48		40	33,565
Security		Par (000)	Value
Media (continued)
Comcast Corp.
4.00%, 11/01/49	USD	102	$ 85,119
2.80%, 01/15/51		141	93,962
2.89%, 11/01/51		285	192,789
2.45%, 08/15/52		144	89,496
5.35%, 05/15/53		16	16,544
2.94%, 11/01/56		1,451	954,352
5.50%, 05/15/64		32	33,659
Interpublic Group of Cos., Inc. (The), 3.38%, 03/01/41		130	99,132
Meta Platforms, Inc., 5.60%, 05/15/53		320	346,827
Time Warner Cable LLC, 4.50%, 09/15/42		137	107,509
Walt Disney Co. (The)
3.50%, 05/13/40		216	181,781
2.75%, 09/01/49		26	17,826
4.70%, 03/23/50		19	18,451
3.60%, 01/13/51		102	81,986
3.80%, 05/13/60		26	21,159
Warnermedia Holdings, Inc., 3.79%, 03/15/25		160	156,789
			6,711,419
Metals & Mining — 0.8%
Anglo American Capital PLC, 4.75%, 03/16/52(a)		205	176,901
BHP Billiton Finance U.S.A. Ltd., 5.50%, 09/08/53		85	92,680
Freeport-McMoRan, Inc., 5.40%, 11/14/34		353	355,320
Newmont Corp., 2.25%, 10/01/30		40	34,524
Rio Tinto Finance U.S.A. PLC, 5.00%, 03/09/33		797	827,680
Steel Dynamics, Inc.
2.40%, 06/15/25		372	356,489
1.65%, 10/15/27		612	544,610
3.25%, 10/15/50		180	124,481
Teck Resources Ltd.
6.00%, 08/15/40		45	45,652
6.25%, 07/15/41		80	82,341
5.20%, 03/01/42		557	515,418
5.40%, 02/01/43		23	21,888
			3,177,984
Multi-Utilities — 2.4%
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33		213	216,822
Series AG, 3.00%, 03/01/32		318	281,438
CMS Energy Corp.
3.00%, 05/15/26		359	343,001
2.95%, 02/15/27		115	107,829
3.45%, 08/15/27		126	120,006
4.88%, 03/01/44		46	43,704
Constellation Energy Generation LLC, 6.50%, 10/01/53		74	83,451
Consumers Energy Co.
4.90%, 02/15/29		1,420	1,444,791
2.50%, 05/01/60		131	79,992
Dominion Energy, Inc.
3.90%, 10/01/25		650	637,642
Series A, 3.30%, 03/15/25		100	97,631
Series A, 1.45%, 04/15/26		533	494,050
Series C, 3.38%, 04/01/30		274	252,249
Series C, 2.25%, 08/15/31		119	98,556
NiSource, Inc.
0.95%, 08/15/25		250	233,765
5.25%, 03/30/28		394	401,729
5.40%, 06/30/33		575	592,870
5.25%, 02/15/43		55	53,416
4.80%, 02/15/44		304	277,698

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Multi-Utilities (continued)
Sempra
5.40%, 08/01/26	USD	1,174	$ 1,189,371
3.25%, 06/15/27		118	111,837
3.40%, 02/01/28		1,173	1,117,881
Southern California Gas Co., 5.75%, 06/01/53		104	109,277
Virginia Electric & Power Co.
6.35%, 11/30/37		313	345,332
4.00%, 01/15/43		112	95,528
Series B, 3.80%, 09/15/47		278	221,635
WEC Energy Group, Inc., 5.60%, 09/12/26		985	1,002,479
			10,053,980
Office REITs — 0.8%
Alexandria Real Estate Equities, Inc.
4.70%, 07/01/30		292	284,447
4.90%, 12/15/30		820	820,980
2.00%, 05/18/32		45	36,099
1.88%, 02/01/33		355	276,356
2.95%, 03/15/34		341	284,341
4.85%, 04/15/49		65	57,049
3.55%, 03/15/52		173	126,360
5.15%, 04/15/53		238	229,565
Boston Properties LP
2.90%, 03/15/30		143	122,432
2.45%, 10/01/33		160	121,756
Highwoods Realty LP, 7.65%, 02/01/34		571	615,997
Kilroy Realty LP
4.25%, 08/15/29		167	153,060
3.05%, 02/15/30		220	187,011
2.65%, 11/15/33		166	125,868
			3,441,321
Oil, Gas & Consumable Fuels — 10.0%
Apache Corp., 5.10%, 09/01/40		59	50,552
Atmos Energy Corp.
3.38%, 09/15/49		211	160,801
2.85%, 02/15/52		70	47,400
BP Capital Markets America, Inc.
3.59%, 04/14/27		216	209,411
4.23%, 11/06/28		248	246,483
3.06%, 06/17/41		1,103	853,293
Cameron LNG LLC, 3.30%, 01/15/35(a)		505	429,992
Cenovus Energy, Inc.
5.40%, 06/15/47		90	84,953
3.75%, 02/15/52		78	57,405
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25		2,246	2,250,787
Cheniere Energy Partners LP
3.25%, 01/31/32		167	142,289
5.95%, 06/30/33(a)		656	673,541
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/26(a)		240	245,671
ConocoPhillips Co.
6.95%, 04/15/29		1,470	1,637,567
3.80%, 03/15/52		125	100,987
DCP Midstream Operating LP, 3.25%, 02/15/32		2,058	1,784,518
Devon Energy Corp.
4.50%, 01/15/30		270	259,233
4.75%, 05/15/42		348	304,000
5.00%, 06/15/45		55	48,553
Diamondback Energy, Inc.
3.25%, 12/01/26		446	431,944
3.50%, 12/01/29		1,995	1,852,795
3.13%, 03/24/31		1,254	1,114,585
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc.
4.25%, 03/15/52	USD	488	$ 393,922
6.25%, 03/15/53		55	58,630
Enbridge Energy Partners LP, Series B, 7.50%, 04/15/38		75	87,171
Enbridge, Inc.
2.50%, 01/15/25		615	596,652
3.70%, 07/15/27		297	286,587
5.70%, 03/08/33		1,299	1,350,177
2.50%, 08/01/33		582	476,607
3.40%, 08/01/51		106	77,208
6.70%, 11/15/53		320	372,170
6.25%, 03/01/78		780	720,984
Energy Transfer LP
4.90%, 02/01/24		730	729,199
4.50%, 04/15/24		550	547,941
4.00%, 10/01/27		115	110,710
6.40%, 12/01/30		455	486,486
6.55%, 12/01/33		260	282,178
6.50%, 02/01/42		121	127,764
5.15%, 02/01/43		25	22,232
5.95%, 10/01/43		160	157,487
5.35%, 05/15/45		837	777,355
6.13%, 12/15/45		420	423,023
5.30%, 04/15/47		84	77,015
5.40%, 10/01/47		705	656,907
6.00%, 06/15/48		82	82,609
6.25%, 04/15/49		354	366,073
5.00%, 05/15/50		376	335,230
Enterprise Products Operating LLC
3.95%, 02/15/27		213	209,522
5.70%, 02/15/42		139	146,266
4.45%, 02/15/43		158	144,189
4.80%, 02/01/49		406	384,035
4.20%, 01/31/50		626	542,980
3.20%, 02/15/52		182	132,623
EOG Resources, Inc., 4.95%, 04/15/50		80	78,585
EQT Corp.
5.70%, 04/01/28		308	312,564
5.00%, 01/15/29		103	102,034
Hess Corp.
4.30%, 04/01/27		416	411,592
5.60%, 02/15/41		650	682,608
5.80%, 04/01/47		330	355,609
Kinder Morgan Energy Partners LP
6.50%, 09/01/39		108	113,374
4.70%, 11/01/42		253	216,935
5.00%, 03/01/43		52	46,372
Kinder Morgan, Inc.
5.55%, 06/01/45		250	240,465
5.05%, 02/15/46		349	311,372
5.45%, 08/01/52		96	91,817
Marathon Oil Corp.
4.40%, 07/15/27		315	307,218
5.20%, 06/01/45		69	61,116
Marathon Petroleum Corp., 4.75%, 09/15/44		193	172,087
MPLX LP
1.75%, 03/01/26		714	667,900
5.50%, 02/15/49		55	53,190
4.95%, 03/14/52		555	493,698
4.90%, 04/15/58		102	86,502

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.
7.50%, 05/01/31	USD	713	$ 799,519
6.45%, 09/15/36		415	439,070
4.20%, 03/15/48		190	149,298
ONEOK, Inc.
4.95%, 07/13/47		35	31,318
5.20%, 07/15/48		174	163,056
4.45%, 09/01/49		46	38,478
6.63%, 09/01/53		462	517,041
Ovintiv, Inc.
5.65%, 05/15/25		1,298	1,303,628
5.65%, 05/15/28		1,476	1,506,023
6.50%, 08/15/34		130	138,199
Phillips 66, 3.30%, 03/15/52		356	254,894
Pioneer Natural Resources Co.
1.13%, 01/15/26		43	39,914
1.90%, 08/15/30		589	500,066
2.15%, 01/15/31		292	248,068
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43		243	192,900
4.70%, 06/15/44		90	75,313
Sabine Pass Liquefaction LLC
5.75%, 05/15/24		100	99,942
5.00%, 03/15/27		375	376,618
4.20%, 03/15/28		254	248,641
Targa Resources Corp.
6.50%, 03/30/34		390	420,915
6.25%, 07/01/52		380	392,147
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28		287	278,021
Valero Energy Corp.
3.65%, 12/01/51		156	113,323
4.00%, 06/01/52		28	21,568
Viper Energy, Inc., 7.38%, 11/01/31(a)		705	729,675
Western Midstream Operating LP
3.95%, 06/01/25		505	492,375
6.35%, 01/15/29		80	83,553
Williams Cos., Inc. (The)
4.00%, 09/15/25		270	264,997
3.75%, 06/15/27		555	534,931
5.30%, 08/15/28		1,870	1,914,042
5.30%, 08/15/52		90	87,127
			41,408,390
Passenger Airlines — 0.2%
Air Canada Pass-Through Trust, Series 2017-1, Class AA, 3.30%, 01/15/30(a)		94	84,795
American Airlines Pass-Through Trust, Series 2019-1, Class B, 3.85%, 02/15/28		280	250,175
British Airways Pass Through Trust, Series 2019-1, Class A, 3.35%, 06/15/29(a)		209	189,494
U.S. Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25		351	335,103
United Airlines Pass-Through Trust, Series 2019-2, Class AA, 2.70%, 05/01/32		183	155,049
			1,014,616
Pharmaceuticals — 2.6%
Bayer U.S. Finance II LLC
4.25%, 12/15/25(a)		215	209,509
4.38%, 12/15/28(a)		1,060	1,007,254
Bayer U.S. Finance LLC
6.50%, 11/21/33(a)		2,115	2,185,675
6.88%, 11/21/53(a)		225	239,625
Security		Par (000)	Value
Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
6.25%, 11/15/53	USD	435	$ 497,865
6.40%, 11/15/63		410	475,009
Merck & Co., Inc.
2.15%, 12/10/31		248	211,730
4.50%, 05/17/33		679	684,019
2.75%, 12/10/51		349	239,889
5.00%, 05/17/53		215	221,065
Pfizer Investment Enterprises Pte Ltd.
4.65%, 05/19/30		1,060	1,067,461
4.75%, 05/19/33		1,048	1,050,352
5.30%, 05/19/53		1,868	1,907,012
5.34%, 05/19/63		37	37,355
Pfizer, Inc., 4.30%, 06/15/43		552	506,509
Takeda Pharmaceutical Co. Ltd., 3.18%, 07/09/50		307	219,533
			10,759,862
Residential REITs — 0.4%
AvalonBay Communities, Inc., 5.00%, 02/15/33		233	236,950
Camden Property Trust, 2.80%, 05/15/30		97	86,740
Invitation Homes Operating Partnership LP
2.30%, 11/15/28		155	137,394
5.50%, 08/15/33		910	911,098
2.70%, 01/15/34		153	122,983
Mid-America Apartments LP
3.60%, 06/01/27		23	22,229
1.70%, 02/15/31		42	34,053
UDR, Inc.
3.00%, 08/15/31		40	35,336
2.10%, 08/01/32		107	83,851
			1,670,634
Retail REITs — 1.2%
Brixmor Operating Partnership LP
2.25%, 04/01/28		170	150,960
2.50%, 08/16/31		125	104,847
Kimco Realty OP LLC
3.20%, 04/01/32		138	120,077
4.60%, 02/01/33		418	403,216
Realty Income Corp.
3.95%, 08/15/27		496	482,147
2.20%, 06/15/28		164	146,922
4.70%, 12/15/28		178	179,311
5.63%, 10/13/32		792	833,157
2.85%, 12/15/32		168	142,738
4.90%, 07/15/33		86	85,866
Regency Centers LP
4.13%, 03/15/28		220	210,966
3.70%, 06/15/30		1,439	1,337,956
Simon Property Group LP
2.25%, 01/15/32		33	27,411
5.50%, 03/08/33		641	662,326
			4,887,900
Semiconductors & Semiconductor Equipment — 1.9%
Analog Devices, Inc., 2.80%, 10/01/41		217	161,530
Applied Materials, Inc., 3.30%, 04/01/27		605	586,218
Broadcom, Inc.
4.15%, 11/15/30		269	256,944
4.15%, 04/15/32(a)		250	235,668
3.42%, 04/15/33(a)		268	235,386
4.93%, 05/15/37(a)		1,426	1,379,983
3.75%, 02/15/51(a)		146	114,780

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.
5.70%, 02/10/53	USD	585	$ 632,449
5.90%, 02/10/63		447	498,228
KLA Corp.
4.10%, 03/15/29		614	610,681
5.00%, 03/15/49		263	260,753
3.30%, 03/01/50		354	270,200
5.25%, 07/15/62		44	45,892
Lam Research Corp., 2.88%, 06/15/50		168	119,524
NVIDIA Corp., 3.50%, 04/01/40		340	294,717
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.
4.30%, 06/18/29		672	651,719
3.40%, 05/01/30		185	169,713
2.50%, 05/11/31		734	621,881
2.65%, 02/15/32		412	347,674
3.25%, 11/30/51		157	112,693
QUALCOMM, Inc., 4.30%, 05/20/47		339	310,042
			7,916,675
Software — 1.6%
Autodesk, Inc., 2.40%, 12/15/31		1,057	904,350
Microsoft Corp., 2.53%, 06/01/50		999	681,990
Oracle Corp.
3.85%, 07/15/36		114	99,320
3.60%, 04/01/40		150	119,611
5.38%, 07/15/40		800	786,049
3.65%, 03/25/41		125	99,139
4.50%, 07/08/44		300	261,609
4.13%, 05/15/45		245	199,852
4.00%, 07/15/46		188	150,690
4.00%, 11/15/47		1,022	809,505
3.60%, 04/01/50		1,335	988,843
3.95%, 03/25/51		79	61,862
6.90%, 11/09/52		11	12,910
5.55%, 02/06/53		13	13,004
3.85%, 04/01/60		34	24,638
4.10%, 03/25/61		49	37,333
Salesforce, Inc., 2.90%, 07/15/51		160	114,404
VMware LLC, 2.20%, 08/15/31		1,618	1,340,695
			6,705,804
Specialty Retail — 0.6%
Home Depot, Inc. (The)
4.25%, 04/01/46		200	180,674
3.90%, 06/15/47		120	103,201
3.13%, 12/15/49		202	150,235
Lowe’s Cos., Inc.
3.70%, 04/15/46		485	382,657
4.55%, 04/05/49		199	175,553
5.13%, 04/15/50		484	467,147
3.00%, 10/15/50		504	342,832
4.25%, 04/01/52		372	314,934
5.63%, 04/15/53		221	231,702
5.75%, 07/01/53		18	19,070
5.80%, 09/15/62		31	32,800
5.85%, 04/01/63		41	42,939
			2,443,744
Technology Hardware, Storage & Peripherals — 1.0%
Apple Inc.
3.85%, 05/04/43		26	23,145
4.38%, 05/13/45		581	550,940
4.65%, 02/23/46		342	337,354
3.85%, 08/04/46		210	182,439
Security		Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Apple Inc.
3.75%, 09/12/47	USD	200	$ 170,711
2.65%, 02/08/51		515	352,562
2.70%, 08/05/51		368	253,043
3.95%, 08/08/52		65	56,888
Dell International LLC/EMC Corp.
6.02%, 06/15/26		131	134,093
3.45%, 12/15/51		55	39,751
Hewlett Packard Enterprise Co., 5.90%, 10/01/24		810	811,894
HP, Inc.
2.20%, 06/17/25		1,200	1,149,152
4.75%, 01/15/28		109	109,094
			4,171,066
Textiles, Apparel & Luxury Goods — 0.4%
Tapestry, Inc.
7.05%, 11/27/25		530	541,662
7.00%, 11/27/26		974	1,009,729
			1,551,391
Tobacco — 1.3%
Altria Group, Inc.
4.80%, 02/14/29		190	189,393
2.45%, 02/04/32		88	71,761
5.80%, 02/14/39		363	369,749
4.50%, 05/02/43		75	62,547
5.95%, 02/14/49		535	544,905
3.70%, 02/04/51		145	102,015
4.00%, 02/04/61		19	13,853
BAT Capital Corp.
4.70%, 04/02/27		1,015	1,004,656
2.26%, 03/25/28		300	268,436
6.42%, 08/02/33		791	827,617
3.73%, 09/25/40		324	238,174
7.08%, 08/02/43		188	199,625
3.98%, 09/25/50		68	47,857
7.08%, 08/02/53		753	805,000
BAT International Finance PLC, 4.45%, 03/16/28		149	146,536
Reynolds American, Inc.
5.70%, 08/15/35		533	525,999
7.00%, 08/04/41		26	26,872
			5,444,995
Trading Companies & Distributors — 0.6%
Air Lease Corp.
3.38%, 07/01/25		844	816,908
1.88%, 08/15/26		1,841	1,693,374
			2,510,282
Wireless Telecommunication Services — 1.6%
America Movil SAB de CV
3.63%, 04/22/29		250	235,547
4.38%, 04/22/49		525	464,625
Rogers Communications, Inc.
3.80%, 03/15/32		1,024	942,309
4.30%, 02/15/48		298	248,407
4.35%, 05/01/49		87	73,645
3.70%, 11/15/49		87	66,110
4.55%, 03/15/52		1,603	1,397,953
T-Mobile U.S.A., Inc.
2.05%, 02/15/28		765	690,251
2.55%, 02/15/31		100	86,131
3.50%, 04/15/31		633	578,682
2.70%, 03/15/32		631	537,739
4.38%, 04/15/40		350	315,798

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Wireless Telecommunication Services (continued)
T-Mobile U.S.A., Inc.
3.00%, 02/15/41	USD	165	$ 123,479
4.50%, 04/15/50		165	145,786
3.30%, 02/15/51		284	205,170
3.40%, 10/15/52		799	581,951
5.65%, 01/15/53		13	13,535
5.75%, 01/15/54		13	13,755
6.00%, 06/15/54		12	13,160
5.80%, 09/15/62		15	16,081
Vodafone Group PLC
4.88%, 06/19/49		79	71,576
5.63%, 02/10/53		37	37,308
5.75%, 02/10/63		14	14,199
			6,873,197
Total Corporate Bonds — 88.4% (Cost: $377,856,480)			367,538,803
Foreign Agency Obligations
Mexico — 1.0%
Petroleos Mexicanos
6.88%, 08/04/26		2,135	2,063,264
6.70%, 02/16/32		1,280	1,059,200
7.69%, 01/23/50		1,215	864,169
			3,986,633
Panama — 0.1%
Banco Nacional de Panama, 2.50%, 08/11/30(a)		560	415,985
Total Foreign Agency Obligations — 1.1% (Cost: $4,392,140)			4,402,618
Foreign Government Obligations
Chile — 0.2%
Republic of Chile, 3.50%, 01/25/50		955	724,308
Indonesia — 0.3%
Republic of Indonesia
4.13%, 01/15/25(a)		350	345,953
3.50%, 01/11/28		725	693,508
			1,039,461
Italy — 0.3%
Republic of Italy, 0.88%, 05/06/24		1,332	1,309,489
Panama — 0.2%
Republic of Panama
3.16%, 01/23/30		600	510,562
4.50%, 04/01/56		200	134,125
			644,687
Peru — 0.1%
Republic of Peru
3.30%, 03/11/41		410	318,006
2.78%, 12/01/60		285	177,324
			495,330
Philippines — 0.1%
Republic of Philippines, 5.50%, 01/17/48		460	483,287
Poland — 0.0%
Republic of Poland, 3.25%, 04/06/26		190	183,892
Security		Par (000)	Value
Saudi Arabia — 0.2%
Kingdom of Saudi Arabia, 5.00%, 01/18/53(a)	USD	900	$ 845,719
Total Foreign Government Obligations — 1.4% (Cost: $6,069,485)			5,726,173
Municipal Bonds
California — 1.1%
City of San Francisco Public Utilities Commission Water Revenue RB, Series A, 3.30%, 11/01/39		495	404,189
Los Angeles Community College District, GO, Refunding, 1.61%, 08/01/28		1,170	1,048,059
Los Angeles Department of Water & Power Power System RB, 6.57%, 07/01/45		1,075	1,272,790
State of California, GO, 7.63%, 03/01/40		950	1,194,410
University of California, RB, Series BD, 3.35%, 07/01/29		550	520,303
			4,439,751
Illinois — 0.3%
Chicago O’Hare International Airport RB, Series B, 6.40%, 01/01/40		1,000	1,146,344
New York — 0.6%
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39		1,125	1,395,706
New York State Dormitory Authority RB, Series F, 3.11%, 02/15/39		590	479,836
Port Authority of New York & New Jersey, RB, 4.46%, 10/01/62		940	856,901
			2,732,443
Texas — 0.0%
Texas Transportation Commission RB, 2.56%, 04/01/42		210	160,849
Total Municipal Bonds — 2.0% (Cost: $8,534,928)			8,479,387
Preferred Securities
Capital Trusts — 2.0%
Banks — 0.6%
Barclays PLC, 9.63%(c)		625	649,219
BNP Paribas SA, 8.50%(a)(c)		610	638,806
ING Groep NV, 3.88%(c)		640	517,600
NatWest Group PLC, 6.00%(c)		810	783,115
			2,588,740
Capital Markets — 0.8%
Charles Schwab Corp. (The)
Series H, 4.00%(c)		345	272,484
Series I, 4.00%(c)		1,063	937,013
State Street Corp., Series F, (3-mo. CME Term SOFR + 3.86%), 9.24%(b)(c)		95	95,742
UBS Group AG
4.88%(a)(c)		770	693,556
7.00%(c)(d)		273	270,909
9.25%(a)(c)		410	454,389
9.25%(a)(c)		335	361,390
			3,085,483
Electric Utilities — 0.6%
American Electric Power Co., Inc., 5.70%, 08/15/25		1,255	1,263,240

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Edison International, 7.88%, 06/15/54	USD	565	$ 569,237
Southern Co. (The), 4.48%, 08/01/24(e)		662	656,509
			2,488,986
Oil, Gas & Consumable Fuels — 0.0%
TransCanada Trust, Series 16-A, 5.88%, 08/15/76		120	113,433
Total Preferred Securities — 2.0% (Cost: $8,471,053)			8,276,642
U.S. Treasury Obligations
U.S. Treasury Bonds
1.13%, 08/15/40		1,155	737,215
4.75%, 11/15/43		725	777,676
3.00%, 05/15/45		250	206,250
2.75%, 08/15/47		2,110	1,642,997
U.S. Treasury Notes, 3.50%, 04/15/26		1,795	1,778,312
Total U.S. Treasury Obligations — 1.2% (Cost: $5,514,458)			5,142,450
Total Long-Term Investments — 96.1% (Cost: $410,838,544)			399,566,073
	Shares
Short-Term Securities
Money Market Funds — 2.6%
Dreyfus Treasury Securities Cash Management, Institutional Class, 5.25%(f)	10,714,636	10,714,636
	Total Short-Term Securities — 2.6% (Cost: $10,714,636)	10,714,636
	Total Investments Before Options Written — 98.7% (Cost: $421,553,180)	410,280,709
	Options Written — (0.2)% (Premiums Received: $(1,322,414))	(721,998)
	Total Investments Net of Options Written — 98.5% (Cost: $420,230,766)	409,558,711
	Other Assets Less Liabilities — 1.5%	6,289,287
	Net Assets — 100.0%	$ 415,847,998
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Perpetual security with no stated maturity date.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Annualized 7-day yield as of period end.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series C Portfolio
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Bonds (30 Year)	116	03/19/24	$ 14,493	$ 886,062
U.S. Treasury Notes (10 Year)	131	03/19/24	14,789	270,966
U.S. Ultra Treasury Bonds	16	03/19/24	2,138	2,640
U.S. Treasury Notes (5 Year)	134	03/28/24	14,576	163,647
				1,323,315
Short Contracts
U.S. Ultra Treasury Notes (10 Year)	97	03/19/24	11,448	(330,233)
U.S. Treasury Notes (2 Year)	307	03/28/24	63,216	(378,474)
				(708,707)
				$ 614,608
OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put
2-Year Interest Rate Swap, 10/06/26	1-day SOFR, 5.38%	Annual	4.75%	Annual	Barclays Bank PLC	10/04/24	4.75%	USD	17,095	$ (26,153)
2-Year Interest Rate Swap, 11/15/26	1-day SOFR, 5.38%	Annual	4.69%	Annual	Bank of America N.A.	11/13/24	4.69%	USD	57,465	(97,990)
2-Year Interest Rate Swap, 11/20/26	1-day SOFR, 5.38%	Annual	4.42%	Annual	Barclays Bank PLC	11/18/24	4.42%	USD	55,885	(139,603)
2-Year Interest Rate Swap, 12/01/26	1-day SOFR, 5.38%	Annual	4.19%	Annual	Deutsche Bank AG	11/29/24	4.19%	USD	59,720	(178,382)
2-Year Interest Rate Swap, 12/15/26	1-day SOFR, 5.38%	Annual	3.87%	Annual	JPMorgan Chase Bank N.A.	12/13/24	3.87%	USD	61,440	(279,870)
										(721,998)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.41.V1	1.00%	Quarterly	12/20/28	USD	582	$ (11,478)	$ (9,819)	$ (1,659)

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series C Portfolio
Centrally Cleared Interest Rate Swaps
Paid by the Fund			Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
4.24%	Annual	1-day SOFR, 5.38%	Annual	10/08/24(a)	10/08/26	USD	5,900	$ (98,616)	$ —	$ (98,616)
1-day SOFR, 5.38%	Annual	3.32%	Annual	10/29/24(a)	10/29/26	USD	15,525	4,997	—	4,997
3.94%	Annual	1-day SOFR, 5.38%	Annual	11/15/24(a)	11/15/26	USD	17,929	(218,880)	—	(218,880)
3.92%	Annual	1-day SOFR, 5.38%	Annual	11/19/24(a)	11/19/26	USD	21,013	(250,419)	—	(250,419)
1-day SOFR, 5.38%	Annual	3.89%	Annual	12/02/24(a)	12/02/26	USD	6,750	78,776	(297)	79,073
3.69%	Annual	1-day SOFR, 5.38%	Annual	12/02/24(a)	12/02/26	USD	19,110	(152,472)	—	(152,472)
3.37%	Annual	1-day SOFR, 5.38%	Annual	12/17/24(a)	12/17/26	USD	19,538	(47,218)	—	(47,218)
								$ (683,832)	$ (297)	$ (683,535)
(a)	Forward Swap.
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
AutoZone, Inc.	1.00%	Quarterly	Deutsche Bank AG	12/20/28	USD	1,330	$ (38,152)	$ (37,607)	$ (545)
Conagra Brands, Inc.	1.00	Quarterly	Bank of America N.A.	12/20/28	USD	744	(12,394)	(11,550)	(844)
CVS Health Corp.	1.00	Quarterly	Bank of America N.A.	12/20/28	USD	1,330	(30,335)	(29,807)	(528)
Dow Chemical Co. (The)	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/28	USD	706	(11,606)	(10,522)	(1,084)
Dow Chemical Co. (The)	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/28	USD	624	(10,248)	(8,845)	(1,403)
DR Horton, Inc.	1.00	Quarterly	Barclays Bank PLC	12/20/28	USD	1,330	(29,368)	(26,062)	(3,306)
Lowe’s Cos., Inc.	1.00	Quarterly	Deutsche Bank AG	12/20/28	USD	1,330	(36,105)	(33,396)	(2,709)
Tyson Foods, Inc.	1.00	Quarterly	Bank of America N.A.	12/20/28	USD	729	(9,921)	(9,364)	(557)
Tyson Foods, Inc.	1.00	Quarterly	Bank of America N.A.	12/20/28	USD	292	(3,969)	(3,505)	(464)
							$ (182,098)	$ (170,658)	$ (11,440)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Verizon Communications, Inc.	1.00%	Quarterly	Deutsche Bank AG	12/20/24	BBB+	USD	2,211	$ 12,382	$ 5,848	$ 6,534
Bank of America Corp.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/28	A-	USD	2,180	30,926	12,325	18,601
Teck Resources Ltd.	5.00	Quarterly	Citibank N.A.	12/20/28	BBB-	USD	790	134,962	119,139	15,823
								$ 178,270	$ 137,312	$ 40,958
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series C Portfolio
Fair Value Hierarchy as of Period End (continued)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 367,538,803	$ —	$ 367,538,803
Foreign Agency Obligations	—	4,402,618	—	4,402,618
Foreign Government Obligations	—	5,726,173	—	5,726,173
Municipal Bonds	—	8,479,387	—	8,479,387
Preferred Securities	—	8,276,642	—	8,276,642
U.S. Treasury Obligations	—	5,142,450	—	5,142,450
Short-Term Securities
Money Market Funds	10,714,636	—	—	10,714,636
	$ 10,714,636	$ 399,566,073	$ —	$ 410,280,709
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 40,958	$ —	$ 40,958
Interest Rate Contracts	1,323,315	84,070	—	1,407,385
Liabilities
Credit Contracts	—	(13,099)	—	(13,099)
Interest Rate Contracts	(708,707)	(1,489,603)	—	(2,198,310)
	$ 614,608	$ (1,377,674)	$ —	$ (763,066)
(a)	Derivative financial instruments are swaps, futures contracts and options written. Swaps, futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
DAC	Designated Activity Co.
GO	General Obligation Bonds
LP	Limited Partnership
OTC	Over-the-Counter
RB	Revenue Bonds
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate